DEFERRED TAX ASSETS AND LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset increased due to increase in provision	$ 125
Deferred tax liability decreased	716
Increased in unrecognised deferred tax assets	17,467
Deferred tax asset	6,252	$ 6,127
Issuence of exchangeable note			$ 115,000
Unrecognized deferred tax asset	6,862
USA [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	493	364
Unrecognized deferred tax asset	243	485
Brazil [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	1,968	1,360
TBIL [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	4,820	3,564
TBML [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	6,619	5,691
Ireland [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	8,293	8,293
Trinity Biotech Plc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	381	213
Alternative minimum tax credit [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Deferred tax asset	$ 3,291	$ 2,174